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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ P.R. O'Sullivan, London, England, February 11, 2002
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:   189897

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     2236   158082  SH      SOLE                   158082
Asia Pacific Fund Inc          Common           044901106    10126  1175391  SH      SOLE                  1175391
Asia Tigers Fund Inc           Common           04516T105    16301  2294290  SH      SOLE                  2294290
Austria Fund                   Common           052587102      137    21100  SH      SOLE                    21100
Bergstrom Capital Corp         Common           084093103      300     2000  SH      SOLE                     2000
Central European Equity Fund   Common           153436100     2067   177821  SH      SOLE                   177821
Central Securities Corp.       Common           155123102     2165    85333  SH      SOLE                    85333
Chile Fund Inc                 Common           168834109     5525   649234  SH      SOLE                   649234
China Fund Inc.                Common           169373107    11020   889400  SH      SOLE                   889400
Cohen & Steers                 Common           19247R103       42     3100  SH      SOLE                     3100
Cornerstone Strategic Return   Common           21923Y105      583    68700  SH      SOLE                    68700
Cornerstone Strategic Value F  Common           21924B104      403    50000  SH      SOLE                    50000
Diamond Trust Series           Common           252787106     1463    14600  SH      SOLE                    14600
Emerging Markets Telecom       Common           290890102     2004   284100  SH      SOLE                   284100
Equity Income Fund (AT&T)      Common           294700703      152     1300  SH      SOLE                     1300
European Warrant Fund          Common           298792102      622   155000  SH      SOLE                   155000
First Financial Fund           Common           320228109      635    51000  SH      SOLE                    51000
First Philippine Fund          Common           336100102      510   194000  SH      SOLE                   194000
France Growth Fund             Common           35177K108      393    53208  SH      SOLE                    53208
Greater China Fund             Common           39167B102    11235  1276700  SH      SOLE                  1276700
India Fund, Inc.               Common           454089103    26790  2846950  SH      SOLE                  2846950
India Growth Fund, Inc.        Common           454090101     6862   860939  SH      SOLE                   860939
Ishares MSCI Canada            Common           464286509      309    28870  SH      SOLE                    28870
Ishares MSCI France            Common           464286707      133     7100  SH      SOLE                     7100
Ishares MSCI Italy             Common           464286855        5      300  SH      SOLE                      300
Ishares MSCI Malaysia          Common           464286830      535   103900  SH      SOLE                   103900
Ishares MSCI United Kingdom    Common           464286699      168    10400  SH      SOLE                    10400
Italy Fund Inc                 Common           465395101        1      100  SH      SOLE                      100
Japan Equity Fund Inc.         Common           471057109      174    37600  SH      SOLE                    37600
Japan OTC Equity Fund          Common           471091108       37     6600  SH      SOLE                     6600
Jardine Fleming India Fund, I  Common           471112102     7361   995350  SH      SOLE                   995350
JF China Regional              Common           471110106     1975   301290  SH      SOLE                   301290
John Hancock Bank & Thrift Op  Common           409735107     2163   262700  SH      SOLE                   262700
John Hancock Financial Trends  Common           41014X105      668    50719  SH      SOLE                    50719
Korea Fund, Inc                Common           500634100    10397   796978  SH      SOLE                   796978
Korean Investment Fund, inc    Common           500637103     8078  1043700  SH      SOLE                  1043700
Latin American Discovery Fund  Common           51828C106      155    16000  SH      SOLE                    16000
Leucadia National Corp.,       Common           527288104      246     8500  SH      SOLE                     8500
Liberty All-Star Growth Fund,  Common           529900102       17     2000  SH      SOLE                     2000
Malaysia Fund                  Common           560905101     1245   314900  SH      SOLE                   314900
MSDW Africa Investment Fund,   Common           617444104     4177   594603  SH      SOLE                   594603
MSDW Asia Pacific Fund, Inc.   Common           61744U106     1004   134266  SH      SOLE                   134266
MSDW Eastern Europe Fund       Common           616988101     4809   303100  SH      SOLE                   303100
MSDW Emerging Markets Fund     Common           61744G107     6628   762700  SH      SOLE                   762700
MSDW India Investment Fund     Common           61745C105     2676   311400  SH      SOLE                   311400
NASDAQ 100 Shares              Common           631100104     2153    55000  SH      SOLE                    55000
New Germany Fund, Inc.         Common           644465106     1304   222336  SH      SOLE                   222336
New Ireland Fund, Inc.         Common           462710104      427    38900  SH      SOLE                    38900
Petroleum & Resources Fund     Common           716549100        2      100  SH      SOLE                      100
Progressive Return Fund Inc    Common           743376105       11     1200  SH      SOLE                     1200
Royce Micro-Cap Trust          Common           780915104      492    47000  SH      SOLE                    47000
Royce Value Trust              Common           780910105     1335    85000  SH      SOLE                    85000
Scudder New Asia Inc           Common           811183102      332    39500  SH      SOLE                    39500
Southern Africa Fund, Inc.     Common           842157109     3960   473669  SH      SOLE                   473669
Standard & Poor 500 Depositor  Common           78462F103     2468    21500  SH      SOLE                    21500
Swiss Helvetia Fund            Common           870875101     1487   134800  SH      SOLE                   134800
Taiwan Fund, Inc.              Common           874031107      282    24000  SH      SOLE                    24000
T. Rowe Price Foreign Equity   Common           457759108     1565   119224  SH      SOLE                   119224
T. Rowe Price Japan Fund       Common           77956H708      231    38205  SH      SOLE                    38205
Templeton China World Fund, I  Common           88018X102     6805   847500  SH      SOLE                   847500
Templeton Dragon Fund          Common           88018T101     3242   435700  SH      SOLE                   435700
Templeton Vietnam & Southeast  Common           88022J107     1606   233600  SH      SOLE                   233600
Tri-Continental Corp.          Common           895436103     2326   123906  SH      SOLE                   123906
Turkish Investment Fund, Inc.  Common           900145103     5337   990100  SH      SOLE                   990100
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